N-4	Apr. 21, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from your Contract during the first 7 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 9% of the Purchase Payment, declining to 0% after 7 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $9,000 on a $100,000 withdrawal.

Fee Tables Charges, Fees and Deductions - Withdrawal Charge
Transaction Charges

Taking a loan, where allowable, will result in loan interest charges. There are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).

Optional Benefit Expenses Contract Features and Loans Additional Information – Loans and Qualified Contacts
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Deductions

Appendix: Funds Available Under the Contract

Charges, Fees and Deductions– Living Benefit Rider Charges

Charges, Fees and Deductions – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	1.15%[1]	1.15%[1]
	2. Investment Options (Fund fees and expenses)	0.62%[2]	1.48%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.15%[3]	2.75%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,422.52	Highest Annual Cost: $4,581.72
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive combination of base Contract and Fund fees and expenses	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses ● No sales charges

FEES AND EXPENSES		LOCATION IN PROSPECTUS
● Least expensive living benefit rider and no death benefit rider ● No sales charges ● No additional purchase payments, transfers, or withdrawals ● No loans or loan interest charges	● No additional purchase payments, transfers, or withdrawals ● No loans or loan interest charges

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (for a living benefit), or average daily Variable Account Value (for an optional death benefit).

Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals

If you withdraw money from your Contract during the first 7 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 9% of the Purchase Payment, declining to 0% after 7 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $9,000 on a $100,000 withdrawal.

Fee Tables

Charges, Fees and Deductions - Withdrawal Charge

Surrender Charge Phaseout Period, Years	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	9.00%	[1]
Surrender Charge Example Maximum [Dollars]	$ 9,000
Surrender Charge Footnotes [Text Block]

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	9%	8%	7%	6%	5%	4%	3%	0%

Transaction Charges [Text Block]	Transaction ChargesTaking a loan, where allowable, will result in loan interest charges. There are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).

Optional Benefit Expenses

Contract Features and Loans

Additional Information – Loans and Qualified Contacts

Ongoing Fees and Expenses [Table Text Block]	Ongoing Fees and Expenses (annual charges)The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Deductions

Appendix: Funds Available Under the Contract

Charges, Fees and Deductions– Living Benefit Rider Charges

Charges, Fees and Deductions – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

 ANNUAL FEES MINIMUMMAXIMUM 1. Base Contract1.15%[1]1.15%[1] 2. Investment Options (Fund fees and expenses)0.62%[2]1.48%[2] 3. Optional Benefits (for a single optional benefit, if elected)0.15%[3]2.75%[3] Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs. Lowest Annual Cost: $1,422.52Highest Annual Cost: $4,581.72

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges

● Least expensive living benefit rider and no death benefit rider

● No sales charges

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (for a living benefit), or average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.15%	[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.15%	[2]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.62%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.48%	[3]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.15%	[4]
Optional Benefits Maximum [Percent]	2.75%	[4]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (for a living benefit), or average daily Variable Account Value (for an optional death benefit).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,422.52Highest Annual Cost: $4,581.72

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges

● Least expensive living benefit rider and no death benefit rider

● No sales charges

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

Lowest Annual Cost [Dollars]	$ 1,422.52
Highest Annual Cost [Dollars]	$ 4,581.72
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawal charges may apply for the first 7 years following your last purchase payment and will reduce the Contract Value if you withdraw money during that time.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract Charges, Fees and Deductions - Withdrawal Charge
Risks Associated with Investment Option

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds and fixed options).

Each Investment Option (including any fixed option) will have its own unique risks.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract Appendix: Funds Available Under the Contract
Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations (including any fixed option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract Pacific Life and the Separate Account

Investment Restrictions [Text Block]	Investments

Transfers between Variable Investment Options are limited to 25 each calendar year. Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Transfers may not be made from a Variable Investment Option to any fixed option. Additional Fund transfer restrictions apply (e.g., transfer restrictions imposed by the Funds on certain portfolios).

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Transfers and Market-Timing Restrictions

Appendix: Funds Available Under the Contract

Optional Benefit Restrictions [Text Block]	Optional Benefits

You must purchase a living benefit rider with this Contract. Death benefit riders are optional.

All Investment Options are allowable Investment Options under the optional riders. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit, may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit at any time, including for current Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. You will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

Death Benefits

Death Benefit Riders

Living Benefit Riders

Appendix: Funds Available Under the Contract

Tax Implications [Text Block]	Tax Implications

Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½.

Federal Tax Issues

Principal Risks of Investing in the Contract – Tax Consequences

Investment Professional Compensation [Text Block]	Investment Professional CompensationSome financial professionals may receive compensation for selling this Contract to you in the form of commissions, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment that may pay less compensation. Distribution Arrangements
Exchanges [Text Block]	Exchanges

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

	Replacement of Life Insurance or Annuities
Item 4. Fee Table [Text Block]

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from, the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you surrender or make withdrawals from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments)[1]	9%

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	9%	8%	7%	6%	5%	4%	3%	0%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). You will pay additional charges for the required optional benefit, as shown below.

Annual Contract Expenses

Annual Fee[2]	$50.00

Base Contract Expenses (as a percentage of average daily Variable Account Value)[3]	1.15%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)[4]
Future Income Generator (Single)	2.50%
Future Income Generator (Joint)	2.75%
Enhanced Income Select 2 (Single)	2.50%
Enhanced Income Select 2 (Joint)	2.75%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Return of Purchase Payments Death Benefit Rider (including California version)	0.15%

2 We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000. See CHARGES, FEES AND DEDUCTIONS.

[3] This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[4] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.62%	1.48%

Examples

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a

5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$13,561	$23,057	$33,023	$59,774

● If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$13,561	$16,757	$28,523	$59,774

● If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$5,461	$16,757	$28,523	$59,774

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments)[1]	9%

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	9%	8%	7%	6%	5%	4%	3%	0%

Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Annual Fee[2]	$50.00

Base Contract Expenses (as a percentage of average daily Variable Account Value)[3]	1.15%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)[4]
Future Income Generator (Single)	2.50%
Future Income Generator (Joint)	2.75%
Enhanced Income Select 2 (Single)	2.50%
Enhanced Income Select 2 (Joint)	2.75%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Return of Purchase Payments Death Benefit Rider (including California version)	0.15%

2 We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000. See CHARGES, FEES AND DEDUCTIONS.

[3] This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[4] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

Administrative Expense, Current [Dollars]	$ 50	[5]
Administrative Expense, Footnotes [Text Block]	We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000. See CHARGES, FEES AND DEDUCTIONS.
Base Contract Expense (of Average Account Value), Current [Percent]	1.15%	[6]
Base Contract Expense, Footnotes [Text Block]	This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.62%	1.48%

Portfolio Company Expenses Minimum [Percent]	0.62%
Portfolio Company Expenses Maximum [Percent]	1.48%
Surrender Example [Table Text Block]	● If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$13,561	$23,057	$33,023	$59,774

Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,561
Surrender Expense, 3 Years, Maximum [Dollars]	23,057
Surrender Expense, 5 Years, Maximum [Dollars]	33,023
Surrender Expense, 10 Years, Maximum [Dollars]	$ 59,774
Annuitize Example [Table Text Block]	● If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$13,561	$16,757	$28,523	$59,774

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 13,561
Annuitized Expense, 3 Years, Maximum [Dollars]	16,757
Annuitized Expense, 5 Years, Maximum [Dollars]	28,523
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 59,774
No Surrender Example [Table Text Block]	● If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$5,461	$16,757	$28,523	$59,774

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,461
No Surrender Expense, 3 Years, Maximum [Dollars]	16,757
No Surrender Expense, 5 Years, Maximum [Dollars]	28,523
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 59,774
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss

You can lose money by investing in this Contract, including loss of principal. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Unsuitable as Short-Term Savings Vehicle

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Withdrawal Risks

This Contract may not be the right one for you if you need to withdraw money for short-term needs, because withdrawal charges and tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59 1/2 years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

Risks Associated with Variable Investment Options

You should consider the Contract’s investment and income benefits, as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Contract, including loss of principal. You bear the risk of any Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives.

If you choose an optional living benefit rider, you must follow the investment allocation requirements for the rider during the entire time that you own the rider. Owning an optional living benefit rider may limit the Investment Options available to you and failure to follow the investment allocation requirements may result in a failure to receive the benefits under the rider. The allowable Investment Options seek to minimize risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders.

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations (including any fixed option), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging

Allows dollar cost averaging transfers from one Variable Investment Option to one or more Variable Investment Options. Dollar cost averaging may allow you to average the purchase prices of Variable Investment Options over time, and may permit a “smoothing” of abrupt peaks and drops in price.

No Charge

● Amounts can only be transferred to one or more Variable Investment Options.

● Can only have one dollar cost averaging program in effect and cannot have a DCA Plus program in effect at the same time.

● Only available prior to the Annuity Date.

DCA Plus

Allows dollar cost averaging transfers from the DCA Plus Fixed Option to one or more Variable Investment Options. Amounts held in the DCA Plus Fixed Option will earn a guaranteed minimum interest rate.

		No Charge	● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date.
Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge	● Rebalancing can be made quarterly, semi-annually, or annually. ● Only available prior to the Annuity Date. ● Only Variable Investment Options are available for rebalancing.
Death Benefit Amount	Provides a death benefit equal to the Contract Value.	No Charge	● Poor investment performance could reduce the death benefit amount. ● Withdrawals will reduce the death benefit amount. ● This benefit terminates upon annuitization.

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Future Income Generator (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

● withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Future Income Generator (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select 2 (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused annual allowable annual withdrawal amount from the prior Contract Year may be carried over only to the next year.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select 2 (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount from the prior Contract Year may only be carried over to the next year.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Return of Purchase Payments Death Benefit	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.15% (as a percentage of average daily Variable Account Value)

● Not available for Contracts issued in California.

● Available for purchase before the Contract is issued.

● Must be 85 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Return of Purchase Payments Death Benefit II	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.15% (as a percentage of average daily Variable Account Value)

● Only available for Contracts issued in California.

● Available for purchase before the Contract is issued.

● Must be 85 or younger on the Contract Date.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Benefits Available [Table Text Block]

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging

Allows dollar cost averaging transfers from one Variable Investment Option to one or more Variable Investment Options. Dollar cost averaging may allow you to average the purchase prices of Variable Investment Options over time, and may permit a “smoothing” of abrupt peaks and drops in price.

No Charge

● Amounts can only be transferred to one or more Variable Investment Options.

● Can only have one dollar cost averaging program in effect and cannot have a DCA Plus program in effect at the same time.

● Only available prior to the Annuity Date.

DCA Plus

Allows dollar cost averaging transfers from the DCA Plus Fixed Option to one or more Variable Investment Options. Amounts held in the DCA Plus Fixed Option will earn a guaranteed minimum interest rate.

		No Charge	● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date.
Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge	● Rebalancing can be made quarterly, semi-annually, or annually. ● Only available prior to the Annuity Date. ● Only Variable Investment Options are available for rebalancing.
Death Benefit Amount	Provides a death benefit equal to the Contract Value.	No Charge	● Poor investment performance could reduce the death benefit amount. ● Withdrawals will reduce the death benefit amount. ● This benefit terminates upon annuitization.

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Future Income Generator (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

● withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Future Income Generator (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select 2 (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused annual allowable annual withdrawal amount from the prior Contract Year may be carried over only to the next year.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select 2 (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount from the prior Contract Year may only be carried over to the next year.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Return of Purchase Payments Death Benefit	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.15% (as a percentage of average daily Variable Account Value)

● Not available for Contracts issued in California.

● Available for purchase before the Contract is issued.

● Must be 85 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Return of Purchase Payments Death Benefit II	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.15% (as a percentage of average daily Variable Account Value)

● Only available for Contracts issued in California.

● Available for purchase before the Contract is issued.

● Must be 85 or younger on the Contract Date.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at PacificLife.com/Prospectuses. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 4; Capital Research and Management CompanySM	0.80%	-13.66%	5.06%	7.87%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P2; Capital Research and Management CompanySM	0.90%[1]	-13.97%	2.83%	5.69%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	1.01%[1]	-16.07%	3.25%	4.81%
Seeks to provide total return.	Delaware Ivy VIP Asset Strategy Class II; Delaware Management Company	0.87%[1]	-14.71%	4.32%	4.46%
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2; Fidelity Management & Research Co. LLC	0.90%[1]	-15.25%	4.20%	6.49%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class[2]; Fidelity Management & Research Co. LLC	0.34%	1.36%	1.02%	0.58%
Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I; First Trust Advisors L.P.	1.20%	-12.20%	4.06%	6.74%
Seeks capital appreciation, with income as a secondary goal.	Franklin Allocation VIP Fund Class 4; Franklin Advisers, Inc.	0.92%[1]	-16.19%	2.46%	5.44%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series II; Invesco Advisers, Inc.	1.13%[1]	-14.52%	1.94%	3.29%
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Service Shares; Janus Henderson Investors US LLC	0.86%	-16.62%	6.42%	8.16%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks total return.	MFS® Total Return Series – Service Class; Massachusetts Financial Services Company	0.86%[1]	-9.84%	4.91%	7.07%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors LLC	0.83%[1]	-16.59%	N/A	N/A
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class I; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	0.90%[1]	-7.95%	N/A	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class D (formerly called PSF DFA Balanced Allocation Class D); Pacific Life Fund Advisors LLC	0.63%[1]	-14.99%	3.79%	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	-14.38%	2.57%	4.29%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	-15.69%	3.73%	5.84%
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.84%	-13.67%	0.63%	2.25%
KSeeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I; Pacific Life Fund Advisors LLC	0.88%	-15.72%	2.64%	5.06%
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.85%	-14.90%	1.73%	3.74%
Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	State Street Total Return V.I.S. Fund Class 3; SSGA Funds Management, Inc.	0.95%	-16.72%	1.55%	4.61%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2] The Fidelity VIP Government Money Market is only available for investment by California applicants age 60 or older during the Right to Cancel “Free Look” period. The Fidelity VIP Government Money Market can also be used in the event an allowable Investment Option is liquidated by a Fund.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at PacificLife.com/Prospectuses. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 4; Capital Research and Management CompanySM	0.80%	-13.66%	5.06%	7.87%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P2; Capital Research and Management CompanySM	0.90%[1]	-13.97%	2.83%	5.69%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	1.01%[1]	-16.07%	3.25%	4.81%
Seeks to provide total return.	Delaware Ivy VIP Asset Strategy Class II; Delaware Management Company	0.87%[1]	-14.71%	4.32%	4.46%
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2; Fidelity Management & Research Co. LLC	0.90%[1]	-15.25%	4.20%	6.49%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class[2]; Fidelity Management & Research Co. LLC	0.34%	1.36%	1.02%	0.58%
Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I; First Trust Advisors L.P.	1.20%	-12.20%	4.06%	6.74%
Seeks capital appreciation, with income as a secondary goal.	Franklin Allocation VIP Fund Class 4; Franklin Advisers, Inc.	0.92%[1]	-16.19%	2.46%	5.44%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series II; Invesco Advisers, Inc.	1.13%[1]	-14.52%	1.94%	3.29%
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Service Shares; Janus Henderson Investors US LLC	0.86%	-16.62%	6.42%	8.16%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks total return.	MFS® Total Return Series – Service Class; Massachusetts Financial Services Company	0.86%[1]	-9.84%	4.91%	7.07%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors LLC	0.83%[1]	-16.59%	N/A	N/A
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class I; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	0.90%[1]	-7.95%	N/A	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class D (formerly called PSF DFA Balanced Allocation Class D); Pacific Life Fund Advisors LLC	0.63%[1]	-14.99%	3.79%	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	-14.38%	2.57%	4.29%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	-15.69%	3.73%	5.84%
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.84%	-13.67%	0.63%	2.25%
KSeeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I; Pacific Life Fund Advisors LLC	0.88%	-15.72%	2.64%	5.06%
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.85%	-14.90%	1.73%	3.74%
Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	State Street Total Return V.I.S. Fund Class 3; SSGA Funds Management, Inc.	0.95%	-16.72%	1.55%	4.61%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2] The Fidelity VIP Government Money Market is only available for investment by California applicants age 60 or older during the Right to Cancel “Free Look” period. The Fidelity VIP Government Money Market can also be used in the event an allowable Investment Option is liquidated by a Fund.

Average Annual Total Returns, 10 Years [Percent]	5.69%
Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Cybersecurity and Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Withdrawal Risks [Member]
Prospectus:
Principal Risk [Text Block]

Withdrawal Risks

This Contract may not be the right one for you if you need to withdraw money for short-term needs, because withdrawal charges and tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59 1/2 years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of LossYou can lose money by investing in the Contract, including loss of principal.Principal Risks of Investing in the Contract
Principal Risk [Text Block]

Risk of Loss

You can lose money by investing in this Contract, including loss of principal. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawal charges may apply for the first 7 years following your last purchase payment and will reduce the Contract Value if you withdraw money during that time.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract

Charges, Fees and Deductions - Withdrawal Charge

Principal Risk [Text Block]

Unsuitable as Short-Term Savings Vehicle

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Investment Option

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds and fixed options).

Each Investment Option (including any fixed option) will have its own unique risks.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract

Appendix: Funds Available Under the Contract

Principal Risk [Text Block]

Risks Associated with Variable Investment Options

You should consider the Contract’s investment and income benefits, as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Contract, including loss of principal. You bear the risk of any Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives.

If you choose an optional living benefit rider, you must follow the investment allocation requirements for the rider during the entire time that you own the rider. Owning an optional living benefit rider may limit the Investment Options available to you and failure to follow the investment allocation requirements may result in a failure to receive the benefits under the rider. The allowable Investment Options seek to minimize risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Insurance Company RisksInvestment in the Contract is subject to the risks related to us, and any obligations (including any fixed option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

Pacific Life and the Separate Account

Principal Risk [Text Block]

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations (including any fixed option), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

American Funds IS Asset Allocation Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
American Funds IS Managed Risk Asset Allocation Fund Class P2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Portfolio Company Name [Text Block]	American Funds IS Managed Risk Asset Allocation Fund Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	(13.97%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
BlackRock Global Allocation V.I. Fund Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.01%	[7]
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Delaware Ivy VIP Asset Strategy Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.87%	[7]
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Fidelity® VIP FundsManager® 60% Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co. LLC
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	(15.25%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Fidelity® VIP Government Money Market Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio Service Class	[8]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co. LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	0.58%
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.20%	[7]
Average Annual Total Returns, 1 Year [Percent]	(12.20%)
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Franklin Allocation VIP Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation, with income as a secondary goal.
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.92%	[7]
Average Annual Total Returns, 1 Year [Percent]	(16.19%)
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	5.44%
Invesco V.I. Balanced-Risk Allocation Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%	[7]
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
Janus Henderson Balanced Portfolio Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
MFS® Total Return Series – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Total Return Series – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%	[7]
Average Annual Total Returns, 1 Year [Percent]	(9.84%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	7.07%
Pacific Select Fund ESG Diversified Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.83%	[7]
Average Annual Total Returns, 1 Year [Percent]	(16.59%)
Pacific Select Fund Hedged Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Hedged Equity Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	(7.95%)
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class D [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class D (formerly called PSF DFA Balanced Allocation Class D)
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.63%	[7]
Average Annual Total Returns, 1 Year [Percent]	(14.99%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[7]
Average Annual Total Returns, 1 Year [Percent]	(14.38%)
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[7]
Average Annual Total Returns, 1 Year [Percent]	(15.69%)
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.84%
Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and preservation of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(13.67%)
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	KSeeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(15.72%)
Average Annual Total Returns, 5 Years [Percent]	2.64%
Average Annual Total Returns, 10 Years [Percent]	5.06%
State Street Total Return V.I.S. Fund Class 3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
Portfolio Company Name [Text Block]	State Street Total Return V.I.S. Fund Class 3
Portfolio Company Adviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(16.72%)
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	4.61%
DCA Plus [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	DCA Plus
Purpose of Benefit [Text Block]	Allows dollar cost averaging transfers from the DCA Plus Fixed Option to one or more Variable Investment Options. Amounts held in the DCA Plus Fixed Option will earn a guaranteed minimum interest rate.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date.
Name of Benefit [Text Block]	DCA Plus
Death Benefit Amount [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Death Benefit Amount
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Contract Value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Poor investment performance could reduce the death benefit amount. ● Withdrawals will reduce the death benefit amount. ● This benefit terminates upon annuitization.
Name of Benefit [Text Block]	Death Benefit Amount
Dollar Cost Averaging [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows dollar cost averaging transfers from one Variable Investment Option to one or more Variable Investment Options. Dollar cost averaging may allow you to average the purchase prices of Variable Investment Options over time, and may permit a “smoothing” of abrupt peaks and drops in price.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Amounts can only be transferred to one or more Variable Investment Options.

● Can only have one dollar cost averaging program in effect and cannot have a DCA Plus program in effect at the same time.

● Only available prior to the Annuity Date.

Name of Benefit [Text Block]	Dollar Cost Averaging
Enhanced Income Select 2 (Joint) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[9]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Name of Benefit [Text Block]	Enhanced Income Select 2 (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[9]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount from the prior Contract Year may only be carried over to the next year.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Enhanced Income Select 2 (Joint)
Enhanced Income Select 2 (Single) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[9]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Name of Benefit [Text Block]	Enhanced Income Select 2 (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[9]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused annual allowable annual withdrawal amount from the prior Contract Year may be carried over only to the next year.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Enhanced Income Select 2 (Single)
Future Income Generator (Joint) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[9]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Name of Benefit [Text Block]	Future Income Generator (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[9]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Future Income Generator (Joint)
Future Income Generator (Single) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[9]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Name of Benefit [Text Block]	Future Income Generator (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[9]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first

● withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

	● Benefit and benefit charges terminate upon annuitization
Name of Benefit [Text Block]	Future Income Generator (Single)
Portfolio Rebalancing [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Rebalancing can be made quarterly, semi-annually, or annually. ● Only available prior to the Annuity Date. ● Only Variable Investment Options are available for rebalancing.
Name of Benefit [Text Block]	Portfolio Rebalancing
Return of Purchase Payments Death Benefit II [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit II
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]

● Only available for Contracts issued in California.

● Available for purchase before the Contract is issued.

● Must be 85 or younger on the Contract Date.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit II
Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]

● Not available for Contracts issued in California.

● Available for purchase before the Contract is issued.

● Must be 85 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

	● May not voluntarily terminate the rider.
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit

[1]	Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND DEDUCTIONS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	9%	8%	7%	6%	5%	4%	3%	0%

[2]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[3]	As a percentage of Fund assets.
[4]	As a percentage of the Protected Payment Base (for a living benefit), or average daily Variable Account Value (for an optional death benefit).
[5]	We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000. See CHARGES, FEES AND DEDUCTIONS.
[6]	This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
[7]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[8]	The Fidelity VIP Government Money Market is only available for investment by California applicants age 60 or older during the Right to Cancel “Free Look” period. The Fidelity VIP Government Money Market can also be used in the event an allowable Investment Option is liquidated by a Fund.
[9]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.